Subsequent Events	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Subsequent Events
13. Subsequent Events
The Company has evaluated subsequent events from the March 31, 2022 balance sheet date through May 20, 2022, the date at which the unaudited condensed consolidated financial statements were available to be issued, and determined that there have been no events that have occurred that would require adjustments to our disclosures in the condensed consolidated financial statements except for the transaction described below.
On May 19, 2022, the Company issued a convertible note to Bayer HealthCare LLC for aggregate cash proceeds of approximately $5.2 million. The convertible note accrues interest at 3% per year and has an original maturity date of two years from issuance. The convertible note will automatically convert into shares of DYNS Class A Common Stock upon the closing of the Business Combination Agreement with DYNS at a conversion price of $10.00 per share, and all accrued interest at such time will be canceled and forgiven. The shares of Class A Common Stock will have the same registration rights as the shares to be issued in the $66.8 million private placement discussed in Note 1,
Organization and Description of Business and Basis of Presentation
.

15. Subsequent Events
The Company has evaluated subsequent events from the December 31, 2021 balance sheet date through April 1, 2022, the date at which the audited consolidated financial statements were available to be issued.
Option Modification
On February 12, 2022, the Company entered into Amendment No. 1 to the Business Combination Agreement, to restructure the performance and market awards made at the time the Business Combination Agreement was signed. In particular, certain Senti executives agreed to forfeit certain options awarded to them at the time the Business Combination Agreement was signed depending on the level of redemptions of DYNS Class A Common Stock upon closing of the merger. In addition, it was agreed that the vesting period for the options held by executives whose options may be subject to forfeiture (as described above) will commence upon closing of the merger instead of on December 19, 2021.

DYNAMICS SPECIAL PURPOSE [Member]
Subsequent Events
NOTE 9. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than the amendments to the Non-Redemption Agreements discussed in Note 1, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than the amendments to the Business Combination Agreement and Senti Support Agreements as discussed in Note 1, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.